Risks Arising From Financial Instruments - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	May 31, 2017	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged			$ 5,406.0	$ 4,714.0
Description of methods to use sensitivity analysis is assessed			Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2025 and 31 December 2024.
Financial Liabilities			$ 101,013.0	98,379.0
Net Gain Loss On Hedging Instruments Recognised In Profit Or Loss			(300.0)
Net Foreign Exchange Loss			400.0
Operating Nature [Member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Loss			200.0
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities			5,481.0	5,614.0
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net			7,239.0	7,835.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities			$ 241.0	$ 288.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ			3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of options exercised	12.00%
Ownership interest	97.00%			85.00%
Put option re-measured at fair value	$ 300.0		$ 210.0	$ 195.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged			100.5
Loss recognized in the profit or loss			$ (213.0)
Reasonable possible volatility rate			24.00%	19.00%	18.00%
Positive/negative impact on profit before tax			$ 1,563.0	$ 960.0	$ 1,181.0
Interest Rate Risk [Member] | Interest rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible decrease in unobservable input liabilities			100.00%	100.00%
Percentage of reasonably possible increase in unobservable input, liabilities			100.00%	100.00%
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities			$ 1,527.0
Proportion of company's financial liabilities			2.10%
Higher/lower interest expense			$ 15.0	$ 20.0	26.0
Higher/lower interest income			112.0	105.0	96.0
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities			$ 14.0	0.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description			There was no significant concentration of credit risks with any single counterparty as of 31 December 2025 and no single customer represented more than 10% of the total revenue of the group in 2025.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer			10.00%
Currency risk [member] | Currency [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Derivative position positive pre-tax impact on equity reserves			$ 516.0	$ 446.0
Percentage of reasonably possible decrease in unobservable input liabilities			10.00%	10.00%
Increase decrease in fair value measurement due to reasonable possible decrease in unobservable input recognized in profit or loss before tax liabilities			$ 91.0	$ 169.0	98.0
Increase decrease in fair value measurement due to reasonable possible increase in unobservable input recognized in profit or loss tax liabilities			$ 91.0	$ 169.0	$ 98.0
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%	10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability			$ 210.0	$ 195.0
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount			1,200,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | May 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		700,000,000	232,000,000
Interest rate percentage		2.25%
Appointment period		May 2017
Maturity period		May 2029
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member] | May 2037 [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		900,000,000	156,000,000
Interest rate percentage		2.85%
Maturity period			May 2037